Guarantor Financials Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 360	$ 527	$ 663	$ 568
Other current assets	426	532
Property, Plant and Equipment, Net	50,917	45,087
Advances to and investments in unconsolidated affiliates	4,280	5,003	3,760
Other non-current assets, net	672	536
Assets	70,191	65,173	62,518
Liabilities, Current	6,203	4,121
Noncontrolling interest	7,885	6,195
Partners' Capital	18,642	20,836
Liabilities and Equity	70,191	65,173
Pro Forma [Member]
Cash and cash equivalents	360	527	663	568
Other current assets	5,369	4,171
Property, Plant and Equipment, Net	50,917	45,087
Advances to and investments in unconsolidated affiliates	4,280	5,003
Other non-current assets, net	9,265	10,385
Assets	70,191	65,173
Liabilities, Current	6,203	4,121
Liabilities, Noncurrent	37,461	34,021
Noncontrolling interest	1,297	816
Partners' Capital	25,230	26,215
Liabilities and Equity	70,191	65,173
Parent Guarantor [Member] | Pro Forma [Member]
Cash and cash equivalents	0	0	0	0
Other current assets	0	0
Property, Plant and Equipment, Net	0	0
Advances to and investments in unconsolidated affiliates	23,350	24,734
Other non-current assets, net	0	0
Assets	23,350	24,734
Liabilities, Current	(1,761)	(1,319)
Liabilities, Noncurrent	299	286
Noncontrolling interest	0	0
Partners' Capital	24,812	25,767
Liabilities and Equity	23,350	24,734
Subsidiary Issuer [Member] | Pro Forma [Member]
Cash and cash equivalents	41	37	101	12
Other current assets	2	3
Property, Plant and Equipment, Net	0	0
Advances to and investments in unconsolidated affiliates	10,664	9,692
Other non-current assets, net	5	6
Assets	10,712	9,738
Liabilities, Current	(3,800)	(2,341)
Liabilities, Noncurrent	7,313	5,591
Noncontrolling interest	0	0
Partners' Capital	7,199	6,488
Liabilities and Equity	10,712	9,738
Non-Guarantor Subsidiaries [Member] | Pro Forma [Member]
Cash and cash equivalents	319	490	562	556
Other current assets	5,367	4,168
Property, Plant and Equipment, Net	50,917	45,087
Advances to and investments in unconsolidated affiliates	4,280	5,003
Other non-current assets, net	9,260	10,379
Assets	70,143	65,127
Liabilities, Current	11,764	7,781
Liabilities, Noncurrent	30,148	28,520
Noncontrolling interest	1,297	816
Partners' Capital	26,934	28,010
Liabilities and Equity	70,143	65,127
Adjustments And Eliminations [Member] | Pro Forma [Member]
Cash and cash equivalents	0	0	$ 0	$ 0
Other current assets	0	0
Property, Plant and Equipment, Net	0	0
Advances to and investments in unconsolidated affiliates	(34,014)	(34,426)
Other non-current assets, net	0	0
Assets	(34,014)	(34,426)
Liabilities, Current	0	0
Liabilities, Noncurrent	(299)	(376)
Noncontrolling interest	0	0
Partners' Capital	(33,715)	(34,050)
Liabilities and Equity	$ (34,014)	$ (34,426)